Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS — 10.0%
$250,000	Alphabet Holding Co., Inc. 7.898% (3-Month USD Libor+775 basis points), 8/15/2025[1,2,3]	$242,142
258,700	Alterra Mountain Co. 5.500% (1-Month USD Libor+450 basis points), 8/1/2026[1,2,3]	257,406
359,698	American Consolidated Natural Resources, Inc. 14.000% (1-Month USD Libor+1,300 basis points), 9/16/2025[1,3]	284,161
	Ancestry.com Operations, Inc.
297,715	4.750% (1-Month USD Libor+375 basis points), 10/19/2023[1,2,3]	297,678
297,733	4.400% (3-Month USD Libor+425 basis points), 8/27/2026[1,2,3]	297,574
400,000	Aruba Investments Holdings, LLC 8.500% (1-Month USD Libor+775 basis points), 10/28/2028[1,3]	393,000
248,718	Bass Pro Group LLC 5.750% (3-Month USD Libor+500 basis points), 9/25/2024[1,2,3]	248,447
687,563	BCP Raptor LLC 5.250% (3-Month USD Libor+425 basis points), 6/30/2024[1,2,3]	569,818
300,000	Canada Goose, Inc. 5.000% (1-Month USD Libor+425 basis points), 10/1/2027[1,2,3,4]	298,407
	CCS-CMGC Holdings, Inc.
270,188	7.544% (3-Month USD Libor+550 basis points), 10/1/2025[1,2,3]	253,090
150,000	9.214% (3-Month USD Libor+900 basis points), 10/1/2026[1,2,3]	139,500
648,329	Core & Main LP 3.750% (3-Month USD Libor+300 basis points), 8/1/2024[1,2,3]	630,503
395,801	Covia Holdings Corp. 5.387% (3-Month USD Libor+375 basis points), 6/1/2025[1,2,3]	300,148
297,750	CTOS LLC 4.399% (1-Month USD Libor+425 basis points), 4/18/2025[1,2,3]	296,447
497,500	Delek U.S. Holdings, Inc. 6.500% (1-Month USD Libor+550 basis points), 3/30/2025[1,2,3]	485,478
94,747	Ditech Holding Corp. 8.499% (3-Month USD Libor+600 basis points), 6/30/2022[1,3]	28,542
484,095	Dynasty Acquisition Co., Inc. 3.720% (1-Month USD Libor+350 basis points), 4/8/2026[1,2,3]	434,928
750,000	ECI Macola/Max Holding LLC 4.750% (1-Month USD Libor+375 basis points), 9/17/2027[1,2,3,5,6]	737,580
	Exact Holding North America, Inc.
698,201	5.250% (3-Month USD Libor+425 basis points), 9/29/2024[1,2,3]	698,201
450,000	9.000% (3-Month USD Libor+800 basis points), 9/29/2025[1,2,3]	447,750
350,000	Flexential Intermediate Corp. 7.501% (3-Month USD Libor+725 basis points), 8/1/2025[1,2,3]	214,343
538,397	Forterra Finance LLC 4.000% (3-Month USD Libor+300 basis points), 10/25/2023[1,2,3]	535,705
596,916	Idera, Inc. 5.000% (3-Month USD Libor+450 basis points), 6/29/2024[1,2,3]	588,339

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$299,974	Infoblox, Inc. 4.648% (3-Month USD Libor+450 basis points), 11/7/2023[1,2,3]	$298,474
687,563	Inmar, Inc. 5.000% (3-Month USD Libor+400 basis points), 5/1/2024[1,2,3]	657,235
249,361	IRB Holding Corp. 3.750% (1-Month USD Libor+275 basis points), 2/5/2025[1,2,3,5,6]	237,828
438,662	Isagenix International LLC 6.750% (3-Month USD Libor+575 basis points), 6/14/2025[1,2,3]	242,361
648,415	Ivanti Software, Inc. 5.250% (3-Month USD Libor+425 basis points), 1/20/2024[1,2,3]	646,489
593,919	Janus International Group LLC 4.750% (1-Month USD Libor+375 basis points), 2/15/2025[1,2,3]	577,586
270,844	Kestrel Acquisition LLC 5.250% (3-Month USD Libor+425 basis points), 6/30/2025[1,2,3]	233,535
	Lightstone Holdco LLC
473,305	4.750% (3-Month USD Libor+375 basis points), 1/30/2024[1,2,3]	418,920
26,695	4.750% (3-Month USD Libor+375 basis points), 1/30/2024[1,2,3]	23,628
507,371	Limetree Bay Terminals LLC 4.156% (3-Month USD Libor+400 basis points), 2/15/2024[1,2,3,4]	429,906
600,000	LogMeIn, Inc. 4.890% (1-Month USD Libor+475 basis points), 8/31/2027[1,2,3]	582,753
497,462	McAfee LLC 3.895% (3-Month USD Libor+375 basis points), 9/29/2024[1,2,3]	493,671
640,250	Minotaur Acquisition, Inc. 5.148% (3-Month USD Libor+500 basis points), 3/29/2026[1,2,3]	611,439
529,375	MMM Holdings LLC 6.750% (1-Month USD Libor+575 basis points), 11/6/2026[1,2,3,4]	530,370
398,344	NeuStar, Inc. 9.000% (3-Month USD Libor+800 basis points), 8/8/2025[1,2,3]	342,202
496,250	Option Care Health, Inc. 4.648% (1-Month USD Libor+450 basis points), 8/6/2026[1,2,3]	487,151
545,836	Petco Animal Supplies, Inc. 4.250% (3-Month USD Libor+325 basis points), 1/26/2023[1,2,3]	509,538
500,000	PowerTeam Services LLC 8.250% (3-Month USD Libor+725 basis points), 3/6/2026[1,2,3]	453,332
100,000	Prairie ECI Acquiror LP 4.000% (3-Month USD Libor+475 basis points), 3/11/2026[1,2,3]	90,015
325,000	Quest Software U.S. Holdings, Inc. 8.464% (3-Month USD Libor+825 basis points), 5/18/2026[1,2,3]	307,775
400,000	Renaissance Holdings Corp. 7.148% (3-Month USD Libor+700 basis points), 5/29/2026[1,2,3]	391,334
595,749	Sabert Corp. 5.500% (1-Month USD Libor+450 basis points), 12/10/2026[1,2,3]	586,813

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$294,263	Samsonite 5.500% (1-Month USD Libor+450 basis points), 4/25/2025[1,2,3,4]	$287,642
346,401	Serta Simmons Bedding LLC 3.500% (3-Month USD Libor+350 basis points), 11/8/2023[1,2,3]	138,152
500,000	SK Invictus Intermediate II Sarl 6.898% (3-Month USD Libor+675 basis points), 3/28/2026[1,2,3,4]	468,440
260,266	Standard Aero Ltd. 3.720% (1-Month USD Libor+350 basis points), 4/8/2026[1,2,3,4]	233,832
447,750	Surgery Center Holdings, Inc. 9.000% (1-Month USD Libor+800 basis points), 8/31/2024[1,2,3]	455,214
397,933	TecoStar Holdings, Inc. 4.250% (3-Month USD Libor+325 basis points), 5/1/2024[1,2,3]	384,005
392,536	U.S. Silica Co. 5.000% (3-Month USD Libor+400 basis points), 5/1/2025[1,3]	333,165
891,000	WaterBridge Midstream Operating LLC 6.750% (3-Month USD Libor+575 basis points), 6/21/2026[1,2,3]	746,769
728,824	Windstream Services LLC 6.250% (3-Month USD Libor+200 basis points), 4/24/2021[1,3]	445,796
	Total Bank Loans
	(Cost $22,314,024)	21,324,557
	BONDS — 86.7%
	ASSET-BACKED SECURITIES — 73.5%
1,000,000	AIMCO CLO Ltd. Series 2019-10A, Class E, 6.766% (3-Month USD Libor+655 basis points), 7/22/2032[2,3,7]	928,300
	AIMCO CLO Series
5,000,000	Series 2015-AA, Class SUB, 0.000%, 1/15/2028[2,7,8]	2,131,838
1,000,000	Series 2015-AA, Class DR, 2.687% (3-Month USD Libor+245 basis points), 1/15/2028[2,3,7]	948,241
750,000	Series 2015-AA, Class FR, 7.237% (3-Month USD Libor+700 basis points), 1/15/2028[2,3,7]	617,070
	Annisa CLO Ltd.
1,000,000	Series 2016-2A, Class DR, 3.218% (3-Month USD Libor+300 basis points), 7/20/2031[2,3,7]	934,268
2,000,000	Series 2016-2A, Class ER, 6.218% (3-Month USD Libor+600 basis points), 7/20/2031[2,3,7]	1,780,400
	Apidos CLO
1,500,000	Series 2015-21A, Class DR, 5.418% (3-Month USD Libor+520 basis points), 7/18/2027[2,3,7]	1,275,390
750,000	Series 2017-26A, Class C, 3.918% (3-Month USD Libor+370 basis points), 7/18/2029[2,3,7]	725,592
650,000	Series 2016-24A, Class DR, 6.018% (3-Month USD Libor+580 basis points), 10/20/2030[2,3,7]	551,148

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$900,000	Series 2016-24A, Class ER, 8.073% (3-Month USD Libor+785.5 basis points), 10/20/2030[2,3,7]	$662,261
1,000,000	Series 2018-18A, Class E, 5.916% (3-Month USD Libor+570 basis points), 10/22/2030[2,3,7]	863,248
925,000	Series 2017-28A, Class D, 5.718% (3-Month USD Libor+550 basis points), 1/20/2031[2,3,7]	779,002
2,000,000	Series 2013-12A, Class DR, 2.837% (3-Month USD Libor+260 basis points), 4/15/2031[2,3,7]	1,770,428
400,000	Series 2019-31A, Class D, 3.887% (3-Month USD Libor+365 basis points), 4/15/2031[2,3,7]	390,430
1,750,000	Series 2013-12A, Class ER, 5.637% (3-Month USD Libor+540 basis points), 4/15/2031[2,3,7]	1,470,577
1,000,000	Series 2019-31A, Class E, 6.987% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,7]	924,341
1,000,000	Series 2015-22A, Class CR, 3.168% (3-Month USD Libor+295 basis points), 4/20/2031[2,3,7]	936,479
1,050,000	Series 2013-15A, Class ERR, 5.918% (3-Month USD Libor+570 basis points), 4/20/2031[2,3,7]	903,566
1,000,000	Series 2015-22A, Class DR, 6.968% (3-Month USD Libor+675 basis points), 4/20/2031[2,3,7]	941,426
1,250,000	Series 2015-22A, Class ER, 8.868% (3-Month USD Libor+865 basis points), 4/20/2031[2,3,7]	1,006,204
1,500,000	Series 2015-20A, Class SUB, 0.000%, 7/16/2031[2,7,8]	603,890
750,000	Series 2015-20A, Class DR, 5.930% (3-Month USD Libor+570 basis points), 7/16/2031[2,3,7]	635,750
1,000,000	Series XXXA, Class D, 5.818% (3-Month USD Libor+560 basis points), 10/18/2031[2,3,7]	872,398
1,166,667	Atrium Series 15A, Class D, 3.209% (3-Month USD Libor+300 basis points), 1/23/2031[2,3,7]	1,109,014
	Ballyrock CLO Ltd.
1,000,000	Series 2018-1A, Class D, 6.018% (3-Month USD Libor+580 basis points), 4/20/2031[2,3,7]	869,724
500,000	Series 2019-1A, Class D, 7.037% (3-Month USD Libor+680 basis points), 7/15/2032[2,3,7]	472,207
	Bardot CLO Ltd.
750,000	Series 2019-2A, Class D, 4.016% (3-Month USD Libor+380 basis points), 10/22/2032[2,3,7]	750,585
1,000,000	Series 2019-2A, Class E, 7.166% (3-Month USD Libor+695 basis points), 10/22/2032[2,3,7]	945,366

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Barings CLO Ltd.
$1,450,000	Series 2013-IA, Class DR, 2.768% (3-Month USD Libor+255 basis points), 1/20/2028[2,3,7]	$1,366,726
1,750,000	Series 2017-1A, Class E, 6.218% (3-Month USD Libor+600 basis points), 7/18/2029[2,3,7]	1,592,113
750,000	Series 2017-1A, Class F, 7.668% (3-Month USD Libor+745 basis points), 7/18/2029[2,3,7]	571,164
1,000,000	Series 2019-1A, Class E, 6.917% (3-Month USD Libor+668 basis points), 4/15/2031[2,3,7]	926,109
500,000	Series 2019-3A, Class E, 6.998% (3-Month USD Libor+678 basis points), 4/20/2031[2,3,7]	459,550
	Benefit Street Partners CLO Ltd.
1,250,000	Series 2014-IVA, Class CRR, 4.018% (3-Month USD Libor+380 basis points), 1/20/2029[2,3,7]	1,180,761
2,000,000	Series 2017-11A, Class E, 7.437% (3-Month USD Libor+720 basis points), 4/15/2029[2,3,7]	1,328,295
805,000	Series 2013-IIA, Class CR, 3.937% (3-Month USD Libor+370 basis points), 7/15/2029[2,3,7]	737,229
750,000	Series 2018-5BA, Class C, 3.148% (3-Month USD Libor+293 basis points), 4/20/2031[2,3,7]	653,658
1,250,000	Series 2018-14A, Class E, 5.568% (3-Month USD Libor+535 basis points), 4/20/2031[2,3,7]	1,005,049
1,000,000	Series 2018-5BA, Class D, 6.168% (3-Month USD Libor+595 basis points), 4/20/2031[2,3,7]	829,367
1,000,000	Series 2019-17A, Class E, 6.837% (3-Month USD Libor+660 basis points), 7/15/2032[2,3,7]	906,493
500,000	Series 2019-19A, Class D, 4.037% (3-Month USD Libor+380 basis points), 1/15/2033[2,3,7]	478,505
625,000	BlueMountain CLO Ltd. Series 2019-25A, Class E, 6.937% (3-Month USD Libor+670 basis points), 7/15/2032[2,3,7]	579,728
500,000	Carbone CLO Ltd. Series 2017-1A, Class D, 6.118% (3-Month USD Libor+590 basis points), 1/20/2031[2,3,7]	447,929
850,000	Carlyle Global Market Strategies CLO Ltd. Series 2015-2A, Class CR, 2.467% (3-Month USD Libor+225 basis points), 4/27/2027[2,3,7]	806,219
1,303,000	Carlyle U.S. CLO Ltd. Series 2019-3A, Class D, 7.248% (3-Month USD Libor+703 basis points), 10/20/2032[2,3,7]	1,236,141
1,250,000	Catamaran CLO Ltd. Series 2013-1A, Class DR, 3.017% (3-Month USD Libor+280 basis points), 1/27/2028[2,3,7]	1,156,152

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,250,000	Cedar Funding CLO Ltd. Series 2016-6A, Class DR, 3.218% (3-Month USD Libor+300 basis points), 10/20/2028[2,3,7]	$1,177,812
750,000	Chenango Park CLO Ltd. Series 2018-1A, Class D, 6.037% (3-Month USD Libor+580 basis points), 4/15/2030[2,3,7]	665,777
	CIFC Funding Ltd.
750,000	Series 2015-3A, Class DR, 2.718% (3-Month USD Libor+250 basis points), 4/19/2029[2,3,7]	666,267
750,000	Series 2018-1A, Class D, 2.868% (3-Month USD Libor+265 basis points), 4/18/2031[2,3,7]	693,545
500,000	Series 2018-3A, Class E, 5.718% (3-Month USD Libor+550 basis points), 7/18/2031[2,3,7]	434,154
750,000	Series 2019-5A, Class D, 7.077% (3-Month USD Libor+684 basis points), 10/15/2032[2,3,7]	710,755
250,000	Cook Park CLO Ltd. Series 2018-1A, Class E, 5.618% (3-Month USD Libor+540 basis points), 4/17/2030[2,3,7]	216,950
2,500,000	Cumberland Park CLO Ltd. Series 2015-2A, Class ER, 5.868% (3-Month USD Libor+565 basis points), 7/20/2028[2,3,7]	2,174,231
	Dryden CLO Ltd.
1,000,000	Series 2020-86A, Class E, 6.894% (3-Month USD Libor+666 basis points), 7/17/2030[2,3,7]	947,542
640,000	Series 2018-64A, Class F, 7.368% (3-Month USD Libor+715 basis points), 4/18/2031[2,3,7]	477,962
995,000	Series 2018-57A, Class D, 2.830% (3-Month USD Libor+255 basis points), 5/15/2031[2,3,7]	893,179
330,000	Series 2018-57A, Class E, 5.480% (3-Month USD Libor+520 basis points), 5/15/2031[2,3,7]	279,755
550,000	Series 2020-77A, Class D1, 5.514% (3-Month USD Libor+514 basis points), 5/20/2031[2,3,7]	551,755
1,000,000	Series 2018-70A, Class E, 6.280% (3-Month USD Libor+605 basis points), 1/16/2032[2,3,7]	909,059
250,000	Series 2019-72A, Class E, 7.080% (3-Month USD Libor+680 basis points), 5/15/2032[2,3,7]	238,378
500,000	Series 2020-78A, Class D, 3.218% (3-Month USD Libor+300 basis points), 4/17/2033[2,3,7]	475,189
	Dryden Senior Loan Fund
1,750,000	Series 2012-25A, Class DRR, 3.237% (3-Month USD Libor+300 basis points), 10/15/2027[2,3,7]	1,610,271
7,000,000	Series 2014-33X, Class SUBR, 0.000%, 4/15/2029[2,8]	2,733,437

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$800,000	Series 2017-54A, Class E, 6.418% (3-Month USD Libor+620 basis points), 10/19/2029[2,3,7]	$707,791
1,125,000	Series 2015-38A, Class ER, 5.837% (3-Month USD Libor+560 basis points), 7/15/2030[2,3,7]	950,592
1,775,000	Series 2017-50A, Class E, 6.497% (3-Month USD Libor+626 basis points), 7/15/2030[2,3,7]	1,613,838
500,000	Series 2016-45A, Class DR, 3.387% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,7]	482,509
1,000,000	Series 2016-45A, Class ER, 6.087% (3-Month USD Libor+585 basis points), 10/15/2030[2,3,7]	896,694
1,500,000	Series 2015-41A, Class ER, 5.537% (3-Month USD Libor+530 basis points), 4/15/2031[2,3,7]	1,218,975
	Eaton Vance CLO Ltd.
609,494	Series 2013-1A, Class DRR, 7.337% (3-Month USD Libor+710 basis points), 1/15/2028[2,3,7]	561,496
1,075,000	Series 2015-1A, Class DR, 2.718% (3-Month USD Libor+250 basis points), 1/20/2030[2,3,7]	991,337
850,000	Series 2015-1A, Class ER, 5.818% (3-Month USD Libor+560 basis points), 1/20/2030[2,3,7]	763,971
750,000	Series 2014-1RA, Class D, 3.287% (3-Month USD Libor+305 basis points), 7/15/2030[2,3,7]	698,821
500,000	Series 2014-1RA, Class E, 5.937% (3-Month USD Libor+570 basis points), 7/15/2030[2,3,7]	437,719
750,000	Series 2018-1A, Class D, 3.437% (3-Month USD Libor+320 basis points), 10/15/2030[2,3,7]	725,881
1,750,000	Series 2019-1A, Class E, 6.987% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,7]	1,670,910
500,000	Series 2020-2A, Class D, 4.290% (3-Month USD Libor+410 basis points), 10/15/2032[2,3,7]	500,000
1,000,000	Series 2020-2A, Class E, 7.510% (3-Month USD Libor+732 basis points), 10/15/2032[2,3,7]	979,812
	Flatiron CLO Ltd.
1,500,000	Series 2015-1A, Class E, 4.937% (3-Month USD Libor+470 basis points), 4/15/2027[2,3,7]	1,385,370
1,500,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[2,7,8]	845,739
1,000,000	Series 2020-1A, Class D, 4.038% (3-Month USD Libor+379 basis points), 11/20/2033[2,3,7]	995,000
1,750,000	Series 2020-1A, Class E, 8.098% (3-Month USD Libor+785 basis points), 11/20/2033[2,3,7]	1,732,500
500,000	Galaxy CLO Ltd. Series 2017-24A, Class E, 5.737% (3-Month USD Libor+550 basis points), 1/15/2031[2,3,7]	431,742

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,500,000	Goldentree Loan Opportunities Ltd. Series 2016-12A, Class ER, 5.609% (3-Month USD Libor+540 basis points), 7/21/2030[2,3,7]	$1,315,838
1,701,000	GoldenTree Loan Opportunities Ltd. Series 2014-9A, Class ER2, 5.873% (3-Month USD Libor+566 basis points), 10/29/2029[2,3,7]	1,441,953
1,000,000	Griffith Park CLO DAC Series 1X, Class DR, 5.520% (3-Month EUR Libor+552 basis points), 11/21/2031[2,3]	1,056,718
	Highbridge Loan Management Ltd.
1,850,000	Series 7A-2015, Class DR, 2.680% (3-Month USD Libor+240 basis points), 3/15/2027[2,3,7]	1,697,800
1,000,000	Series 7A-2015, Class FR, 6.880% (3-Month USD Libor+660 basis points), 3/15/2027[2,3,7]	628,105
850,000	Series 3A-2014, Class CR, 3.818% (3-Month USD Libor+360 basis points), 7/18/2029[2,3,7]	789,822
500,000	Series 5A-2015, Class DRR, 3.387% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,7]	448,167
800,000	Series 5A-2015, Class ERR, 6.237% (3-Month USD Libor+600 basis points), 10/15/2030[2,3,7]	662,116
	HPS Loan Management Ltd.
500,000	Series 8A-2016, Class ER, 5.718% (3-Month USD Libor+550 basis points), 7/20/2030[2,3,7]	427,998
1,375,000	Series 15A-19, Class E, 6.816% (3-Month USD Libor+660 basis points), 7/22/2032[2,3,7]	1,278,858
600,000	LCM Ltd. Series 28A, Class E, 5.968% (3-Month USD Libor+575 basis points), 10/20/2030[2,3,7]	496,392
550,000	Limerock CLO LLC Series 2014-3A, Class D, 5.368% (3-Month USD Libor+515 basis points), 10/20/2026[2,3,7]	445,766
	Madison Park Funding Ltd.
500,000	Series 2015-16A, Class C, 3.918% (3-Month USD Libor+370 basis points), 4/20/2026[2,3,7]	493,776
1,250,000	Series 2015-19A, Class CR, 2.366% (3-Month USD Libor+215 basis points), 1/22/2028[2,3,7]	1,175,827
1,460,000	Series 2015-19A, Class DR, 4.566% (3-Month USD Libor+435 basis points), 1/22/2028[2,3,7]	1,238,556
250,000	Series 2018-27A, Class C, 2.818% (3-Month USD Libor+260 basis points), 4/20/2030[2,3,7]	225,919
750,000	Series 2017-23A, Class E, 6.467% (3-Month USD Libor+625 basis points), 7/27/2030[2,3,7]	641,319

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Magnetite Ltd.
$1,500,000	Series 2015-16A, Class DR, 2.368% (3-Month USD Libor+215 basis points), 1/18/2028[2,3,7]	$1,416,007
500,000	Series 2015-16A, Class ER, 5.218% (3-Month USD Libor+500 basis points), 1/18/2028[2,3,7]	451,537
500,000	Series 2019-22A, Class E, 6.987% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,7]	474,378
1,000,000	Series 2016-17A, Class DR, 3.118% (3-Month USD Libor+290 basis points), 7/20/2031[2,3,7]	953,332
250,000	Series 2015-12A, Class DR, 3.237% (3-Month USD Libor+300 basis points), 10/15/2031[2,3,7]	238,878
1,150,000	Series 2015-12A, Class ER, 5.917% (3-Month USD Libor+568 basis points), 10/15/2031[2,3,7]	1,029,324
1,500,000	Series 2015-14RA, Class F, 8.148% (3-Month USD Libor+793 basis points), 10/18/2031[2,3,7]	1,166,676
750,000	Series 2020-28A, Class E, 7.297% (3-Month USD Libor+708 basis points), 10/25/2031[2,3,7]	736,909
1,075,000	Series 2019-24A, Class E, 7.187% (3-Month USD Libor+695 basis points), 1/15/2033[2,3,7]	1,033,829
1,500,000	Mountain View CLO LLC Series 2016-1A, Class DR, 3.929% (3-Month USD Libor+370 basis points), 4/14/2033[2,3,7]	1,434,081
	Mountain View CLO Ltd.
1,000,000	Series 2015-10A, Class E, 5.074% (3-Month USD Libor+485 basis points), 10/13/2027[2,3,7]	801,628
1,300,000	Series 2019-2A, Class D, 4.607% (3-Month USD Libor+437 basis points), 1/15/2033[2,3,7]	1,271,244
	Neuberger Berman CLO Ltd.
1,250,000	Series 2015-19A, Class DR2, 5.787% (3-Month USD Libor+555 basis points), 7/15/2027[2,3,7]	1,140,184
4,000,000	Series 2015-20A, Class SUB, 0.000%, 1/15/2028[2,7,8]	1,482,268
1,500,000	Series 2017-16SA, Class D, 2.737% (3-Month USD Libor+250 basis points), 1/15/2028[2,3,7]	1,436,881
1,050,000	Series 2015-20A, Class FR, 7.687% (3-Month USD Libor+745 basis points), 1/15/2028[2,3,7]	873,195
325,000	Series 2016-22A, Class DR, 3.318% (3-Month USD Libor+310 basis points), 10/17/2030[2,3,7]	305,164
1,000,000	Series 2016-22A, Class ER, 6.278% (3-Month USD Libor+606 basis points), 10/17/2030[2,3,7]	914,635
350,000	Series 2014-18A, Class CR2, 3.209% (3-Month USD Libor+300 basis points), 10/21/2030[2,3,7]	314,664

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Series 2014-18A, Class DR2, 6.129% (3-Month USD Libor+592 basis points), 10/21/2030[2,3,7]	$870,216
	Neuberger Berman Loan Advisers CLO Ltd.
916,000	Series 2018-27A, Class E, 5.437% (3-Month USD Libor+520 basis points), 1/15/2030[2,3,7]	782,913
1,000,000	Series 2017-24A, Class E, 6.238% (3-Month USD Libor+602 basis points), 4/19/2030[2,3,7]	913,062
1,000,000	Series 2017-26A, Class E, 6.118% (3-Month USD Libor+590 basis points), 10/18/2030[2,3,7]	906,690
1,250,000	Series 2018-30A, Class E, 6.968% (3-Month USD Libor+675 basis points), 1/20/2031[2,3,7]	1,187,220
750,000	Series 2019-31A, Class E, 6.968% (3-Month USD Libor+675 basis points), 4/20/2031[2,3,7]	711,286
1,000,000	Series 2020-37A, Class E, 7.268% (3-Month USD Libor+705 basis points), 7/20/2031[2,3,7]	967,766
1,250,000	Series 2018-29A, Class E, 5.818% (3-Month USD Libor+560 basis points), 10/19/2031[2,3,7]	1,092,692
1,250,000	Series 2019-32A, Class E, 6.918% (3-Month USD Libor+670 basis points), 1/19/2032[2,3,7]	1,198,213
500,000	Series 2020-38A, Class D, 3.980% (3-Month USD Libor+375 basis points), 10/20/2032[2,3,7]	497,593
1,550,000	Series 2020-38A, Class E, 7.730% (3-Month USD Libor+750 basis points), 10/20/2032[2,3,7]	1,521,027
528,045	Series 2019-35A, Class D, 3.918% (3-Month USD Libor+370 basis points), 1/19/2033[2,3,7]	524,706
1,000,000	Newark BSL CLO Ltd. Series 2016-1A, Class CR, 3.217% (3-Month USD Libor+300 basis points), 12/21/2029[2,3,7]	944,050
	OCP CLO Ltd.
1,350,000	Series 2017-13A, Class D, 6.867% (3-Month USD Libor+663 basis points), 7/15/2030[2,3,7]	1,264,594
500,000	Series 2019-17A, Class E, 6.878% (3-Month USD Libor+666 basis points), 7/20/2032[2,3,7]	475,600
	Octagon Investment Partners Ltd.
500,000	Series 2014-1A, Class E, 5.087% (3-Month USD Libor+485 basis points), 4/15/2026[2,3,7]	499,714
575,000	Series 2015-1A, Class DR, 2.787% (3-Month USD Libor+255 basis points), 7/15/2027[2,3,7]	540,375
500,000	Series 2017-1A, Class E, 6.518% (3-Month USD Libor+630 basis points), 7/20/2030[2,3,7]	444,692
500,000	Series 2020-2A, Class D, 4.849% (3-Month USD Libor+460 basis points), 7/15/2033[2,3,7]	501,104

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	OHA Credit Funding Ltd. Series 2019-2A, Class E, 5.709% (3-Month USD Libor+550 basis points), 4/21/2031[2,3,7]	$879,267
1,000,000	Recette CLO Ltd. Series 2015-1X, Class SUB, 0.000%, 10/20/2027[2,8]	218,591
	Regatta Funding Ltd.
1,000,000	Series 2018-3A, Class E, 6.165% (3-Month USD Libor+595 basis points), 10/25/2031[2,3,7]	889,859
2,200,000	Series 2018-4A, Class D, 6.715% (3-Month USD Libor+650 basis points), 10/25/2031[2,3,7]	1,984,643
500,000	Series 2019-1A, Class E, 7.087% (3-Month USD Libor+685 basis points), 10/15/2032[2,3,7]	478,807
500,000	Series 2019-2A, Class D, 4.137% (3-Month USD Libor+390 basis points), 1/15/2033[2,3,7]	498,102
	Riserva CLO Ltd.
1,150,000	Series 2016-3A, Class DR, 3.668% (3-Month USD Libor+345 basis points), 10/18/2028[2,3,7]	1,130,993
1,500,000	Series 2016-3A, Class ER, 6.568% (3-Month USD Libor+635 basis points), 10/18/2028[2,3,7]	1,368,366
	Rockford Tower CLO Ltd.
500,000	Series 2018-1A, Class D, 3.253% (3-Month USD Libor+300 basis points), 5/20/2031[2,3,7]	463,162
1,000,000	Series 2019-1A, Class E, 6.578% (3-Month USD Libor+636 basis points), 4/20/2032[2,3,7]	897,096
	TCI-Flatiron CLO Ltd.
750,000	Series 2017-1A, Class D, 3.030% (3-Month USD Libor+275 basis points), 11/18/2030[2,3,7]	691,210
1,000,000	Series 2018-1A, Class E, 6.813% (3-Month USD Libor+660 basis points), 1/29/2032[2,3,7]	929,291
1,000,000	TCI-Symphony CLO Ltd. Series 2016-1A, Class DR, 3.224% (3-Month USD Libor+300 basis points), 10/13/2029[2,3,7]	926,931
700,000	Thayer Park CLO Ltd. Series 2017-1A, Class D, 6.318% (3-Month USD Libor+610 basis points), 4/20/2029[2,3,7]	632,694
	TICP CLO Ltd.
1,000,000	Series 2017-8A, Class D, 6.768% (3-Month USD Libor+655 basis points), 10/20/2030[2,3,7]	919,494
543,000	Series 2016-5A, Class ER, 5.968% (3-Month USD Libor+575 basis points), 7/17/2031[2,3,7]	476,665
500,000	Series 2019-13A, Class E, 6.987% (3-Month USD Libor+675 basis points), 7/15/2032[2,3,7]	470,379

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	Treman Park CLO Ltd. Series 2015-1A, Class DRR, 2.868% (3-Month USD Libor+265 basis points), 10/20/2028[2,3,7]	$473,266
1,000,000	Upland CLO Ltd. Series 2016-1A, Class CR, 3.118% (3-Month USD Libor+290 basis points), 4/20/2031[2,3,7]	906,521
	Voya CLO Ltd.
750,000	Series 2014-3A, Class CR, 2.865% (3-Month USD Libor+265 basis points), 7/25/2026[2,3,7]	724,051
750,000	Series 2015-1A, Class CR, 2.568% (3-Month USD Libor+235 basis points), 1/18/2029[2,3,7]	652,316
500,000	Series 2017-2A, Class D, 6.257% (3-Month USD Libor+602 basis points), 6/7/2030[2,3,7]	419,276
500,000	Series 2013-1A, Class CR, 3.187% (3-Month USD Libor+295 basis points), 10/15/2030[2,3,7]	444,583
880,000	Series 2016-1A, Class DR, 5.468% (3-Month USD Libor+525 basis points), 1/20/2031[2,3,7]	708,436
1,000,000	Series 2018-1A, Class D, 5.418% (3-Month USD Libor+520 basis points), 4/19/2031[2,3,7]	823,565
500,000	Series 2018-2A, Class E, 5.487% (3-Month USD Libor+525 basis points), 7/15/2031[2,3,7]	427,776
795,000	Series 2018-2A, Class F, 7.527% (3-Month USD Libor+729 basis points), 7/15/2031[2,3,7]	582,618
1,000,000	Series 2020-2A, Class E, 8.035% (3-Month USD Libor+785 basis points), 7/19/2031[2,3,7]	996,271
1,000,000	Series 2018-3A, Class D, 3.237% (3-Month USD Libor+300 basis points), 10/15/2031[2,3,7]	917,692
1,500,000	Series 2018-4A, Class E, 6.537% (3-Month USD Libor+630 basis points), 1/15/2032[2,3,7]	1,369,829
250,000	Webster Park CLO Ltd. Series 2015-1A, Class DR, 5.718% (3-Month USD Libor+550 basis points), 7/20/2030[2,3,7]	214,114
500,000	Westcott Park CLO Ltd. Series 2016-1A, Class ER, 6.618% (3-Month USD Libor+640 basis points), 7/20/2028[2,3,7]	462,715
	York CLO Ltd.
1,225,000	Series 2016-1A, Class ER, 6.618% (3-Month USD Libor+640 basis points), 10/20/2029[2,3,7]	1,106,683
1,750,000	Series 2018-1A, Class D, 3.566% (3-Month USD Libor+335 basis points), 10/22/2031[2,3,7]	1,707,928
1,000,000	Series 2018-1A, Class E, 6.226% (3-Month USD Libor+601 basis points), 10/22/2031[2,3,7]	890,278

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,250,000	Series 2019-1A, Class D, 4.216% (3-Month USD Libor+400 basis points), 7/22/2032[2,3,7]	$1,243,240
500,000	Series 2019-1A, Class E, 7.276% (3-Month USD Libor+706 basis points), 7/22/2032[2,3,7]	470,968
1,250,000	Series 2019-2A, Class D, 4.016% (3-Month USD Libor+380 basis points), 1/22/2033[2,3,7]	1,237,686
	Total Asset-Backed Securities
	(Cost $162,304,598)	155,925,665
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
2,000,000	AIMCO CLO Series Series 2015-AA, Class ER, 5.437% (3-Month USD Libor+520 basis points), 1/15/2028[2,3,7]	1,805,656
1,437,000	Benefit Street Partners CLO Ltd. Series 2015-VIA, Class CR, 3.668% (3-Month USD Libor+345 basis points), 10/18/2029[2,3,7]	1,346,839
1,875,000	CSMC Series 2017-TIME, Class B, 3.653%, 11/13/2039[7,8]	1,512,073
800,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2017-25A, Class D, 3.468% (3-Month USD Libor+325 basis points), 10/18/2029[2,3,7]	792,324
	Total Commercial Mortgage-Backed Securities
	(Cost $5,653,687)	5,456,892
	CORPORATE — 10.6%
	BASIC MATERIALS — 1.4%
648,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. 7.000%, 4/15/2025[2,7]	669,465
506,000	Neon Holdings, Inc. 10.125%, 4/1/2026[2,7]	537,625
220,000	OCI N.V. 4.625%, 10/15/2025[2,4,7]	223,207
500,000	Olin Corp. 5.625%, 8/1/2029[2]	517,497
500,000	Tronox, Inc. 6.500%, 5/1/2025[2,7]	528,125
500,000	Venator Finance Sarl / Venator Materials LLC 5.750%, 7/15/2025[2,4,7]	430,938
		2,906,857
	COMMUNICATIONS — 1.3%
215,000	Avaya, Inc. 6.125%, 9/15/2028[2,7]	221,316

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
$355,000	Cablevision Lightpath LLC 5.625%, 9/15/2028[2,7]	$359,216
650,000	Scripps Escrow, Inc. 5.875%, 7/15/2027[2,7]	632,937
	ViaSat, Inc.
750,000	5.625%, 9/15/2025[2,7]	755,400
165,000	6.500%, 7/15/2028[2,7]	170,617
577,000	Virgin Media Secured Finance PLC 5.500%, 5/15/2029[2,4,7]	617,390
		2,756,876
	CONSUMER, CYCLICAL — 2.8%
500,000	American Axle & Manufacturing, Inc. 6.500%, 4/1/2027[2]	504,375
544,000	At Home Holding, Inc. 8.750%, 9/1/2025[2,7]	573,920
	Carvana Co.
110,000	5.625%, 10/1/2025[2,7]	108,488
110,000	5.875%, 10/1/2028[2,7]	108,786
335,000	Dana, Inc. 5.625%, 6/15/2028[2]	352,197
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
195,000	4.500%, 10/20/2025[4,7]	198,067
290,000	4.750%, 10/20/2028[4,7]	296,605
400,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 2/15/2023[2,7,9]	373,458
	Ford Motor Co.
590,000	9.000%, 4/22/2025[2]	694,746
150,000	9.625%, 4/22/2030[2]	201,616
255,000	International Game Technology PLC 5.250%, 1/15/2029[2,4,7]	252,859
105,000	L Brands, Inc. 6.875%, 7/1/2025[2,7]	112,716
400,000	Lions Gate Capital Holdings LLC 6.375%, 2/1/2024[2,7]	385,246
500,000	Nordstrom, Inc. 8.750%, 5/15/2025[2,7]	547,830
155,000	Sally Holdings LLC / Sally Capital, Inc. 8.750%, 4/30/2025[2,7]	170,694
395,000	Shea Homes LP / Shea Homes Funding Corp. 4.750%, 4/1/2029[2,7]	401,912

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$85,000	Taylor Morrison Communities, Inc. 5.125%, 8/1/2030[2,7]	$92,442
365,000	Vail Resorts, Inc. 6.250%, 5/15/2025[2,7]	383,706
215,000	White Cap Buyer LLC 6.875%, 10/15/2028[2,7]	220,778
		5,980,441
	CONSUMER, NON-CYCLICAL — 1.5%
180,000	Acadia Healthcare Co., Inc. 5.000%, 4/15/2029[2,7]	185,904
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
500,000	9.500%, 7/31/2027[2,4,7]	537,293
169,000	6.000%, 6/30/2028[2,4,7]	130,722
550,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125%, 7/31/2026[2,4]	545,187
66,000	Par Pharmaceutical, Inc. 7.500%, 4/1/2027[2,7]	70,046
215,000	Providence Service Corp. 5.875%, 11/15/2025[2,7]	219,166
645,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/1/2026[2,7]	655,481
425,000	Tenet Healthcare Corp. 6.125%, 10/1/2028[2,7]	413,578
400,000	U.S. Renal Care, Inc. 10.625%, 7/15/2027[2,7]	427,000
		3,184,377
	ENERGY — 0.3%
75,000	CSI Compressco LP / CSI Compressco Finance, Inc. 7.500%, 4/1/2025[2,7]	66,086
300,000	Murray Energy Corp. 11.250%, 4/15/2021[2,7,10]	190
225,000	Nabors Industries, Inc. 5.750%, 2/1/2025[2]	60,075
450,000	Peabody Energy Corp. 6.375%, 3/31/2025[2,7,9]	136,125
400,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.000%, 3/1/2027[2,7]	379,000
		641,476

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL — 0.5%
$530,000	Compass Group Diversified Holdings LLC 8.000%, 5/1/2026[2,7]	$559,145
165,000	Iron Mountain, Inc. 5.000%, 7/15/2028[2,7]	168,645
225,000	NFP Corp. 6.875%, 8/15/2028[2,7]	218,531
55,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 7.625%, 6/15/2025[2,7]	58,177
		1,004,498
	INDUSTRIAL — 1.4%
650,000	Amsted Industries, Inc. 4.625%, 5/15/2030[2,7]	670,719
500,000	Builders FirstSource, Inc. 5.000%, 3/1/2030[2,7]	528,125
105,000	Cornerstone Building Brands, Inc. 6.125%, 1/15/2029[2,7]	107,460
350,000	Plastipak Holdings, Inc. 6.250%, 10/15/2025[2,7]	351,094
400,000	PowerTeam Services LLC 9.033%, 12/4/2025[2,7]	425,250
	Trident TPI Holdings, Inc.
246,000	9.250%, 8/1/2024[2,7]	259,530
162,000	6.625%, 11/1/2025[2,7]	161,375
200,000	Weekley Homes LLC / Weekley Finance Corp. 4.875%, 9/15/2028[2,7]	203,064
	WESCO Distribution, Inc.
120,000	7.125%, 6/15/2025[2,7]	129,459
160,000	7.250%, 6/15/2028[2,7]	175,375
		3,011,451
	TECHNOLOGY — 1.3%
400,000	BY Crown Parent LLC 7.375%, 10/15/2024[2,7]	405,458
	Diebold Nixdorf, Inc.
325,000	8.500%, 4/15/2024[2]	296,563
335,000	9.375%, 7/15/2025[2,7]	356,147
330,000	Dun & Bradstreet Corp. 10.250%, 2/15/2027[2,7]	370,265
500,000	Everi Payments, Inc. 7.500%, 12/15/2025[2,7]	508,072

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
$230,000	Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 7/15/2023[2,7,9]	$69,000
	NCR Corp.
160,000	5.000%, 10/1/2028[2,7]	158,700
80,000	5.250%, 10/1/2030[2,7]	79,350
500,000	Science Applications International Corp. 4.875%, 4/1/2028[2,7]	524,640
		2,768,195
	UTILITIES — 0.1%
	Talen Energy Supply LLC
350,000	6.500%, 6/1/2025[2,9]	209,046
133,000	10.500%, 1/15/2026[2,7]	92,435
		301,481
	Total Corporate
	(Cost $22,556,949)	22,555,652
	Total Bonds
	(Cost $190,515,234)	183,938,209

Number of Shares
	COMMON STOCKS — 0.0%
	ENERGY — 0.0%
12,991	Pacific Drilling S.A.*,4	2,975
	TECHNOLOGY — 0.0%
17,360	Exela Technologies, Inc.*	6,510
	Total Common Stocks
	(Cost $304,593)	9,485
	WARRANTS — 0.0%
	ENERGY — 0.0%
969	Denbury, Inc., Expiration Date: September 18, 2023*,9	1,880
	Total Warrants
	(Cost $137,672)	1,880

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 5.6%
258,894	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.01%[9,11]	$258,894
11,606,775	Federated Treasury Obligations Fund - Institutional Class, 0.01%[11]	11,606,775
	Total Short-Term Investments
	(Cost $11,865,669)	11,865,669
	TOTAL INVESTMENTS — 102.3%
	(Cost $225,137,192)	217,139,800
	Liabilities in Excess of Other Assets — (2.3)%	(4,944,167)
	TOTAL NET ASSETS — 100.0%	$212,195,633

Principal Amount
	SECURITIES SOLD SHORT — (0.5)%
	BONDS — (0.5)%
	CORPORATE — (0.5)%
	ENERGY — (0.5)%
$(1,000,000)	Continental Resources, Inc. 4.500%, 4/15/2023[2]	(959,450)
	Total Corporate
	(Proceeds $990,964)	(959,450)
	Total Bonds
	(Proceeds $990,964)	(959,450)
	Total Securities Sold Short
	(Proceeds $990,964)	$(959,450)

*	Non-income producing security.
[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. Dollars.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2020 (Unaudited)

[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $176,548,161 which represents 83.20% of total net assets of the Fund.
[8]	Variable rate security.
[9]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $908,356, which represents 0.43% of total net assets of the Fund.
[10]	Security is in default.
[11]	The rate is the annualized seven-day yield at period end.
See accompanying Notes to Schedule of Investments.